STANDISH, AYER & WOOD INVESTMENT TRUST
                 STANDISH SMALL CAPITALIZATION EQUITY ASSET FUND

                    Financial Statements for the Period Ended
                               September 30, 1998

                                 [STANDISH LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

November 25, 1998

Dear Standish Funds Shareholder:

Enclosed you will find the annual statement for your Standish Fund for the fiscal year ending September 30, 1998.

As of that date, Standish, Ayer & Wood, Inc., the advisor, together with its affiliate, Standish International Management Company, L.P., had approximately $45 billion of assets under management including the $6.4 billion of assets represented by the Standish Funds. Our principal clients are corporate pension trusts, governmental pension funds, insurance companies, endowments and foundations, and high net worth individuals. Standish, Ayer & Wood remains independent and is owned by investment professionals active in the business. Both assets under management and the professional staff grew considerably over the past year, while the investment team and the clientele have remained constant.

During the twelve months ending September 30, 1998, investment returns have generally been positive. For example, larger capitalization U.S. common stocks as reflected in the Standard and Poor's 500 Index provided a total return of 9.05%, while higher grade domestic taxable bonds as represented by the Lehman Aggregate returned 11.49%. However, within the twelve-month period there has been considerable volatility. The quarter ending September 30, 1998 was a particularly difficult period for U.S. equities, especially smaller capitalization U.S. stocks, emerging market bonds, and domestic bonds with perceived credit risk.

Recent dramatic events have included Russia's de facto default on its debt, extreme pressures on a very large hedge fund, trading losses by major financial institutions, and disarray in the currency and credit markets. A major change has taken place in investor perception of risk and in rapid deleveraging of the global financial system.

Clearly all financial market participants are operating in a more difficult environment. Standish, Ayer & Wood is devoted to producing superior long-term returns through very disciplined investment philosophies designed to uncover value. We remain confident we have the capability to do a superior job by adhering to our disciplines.

We appreciate the opportunity to serve you and hope you will find the following information helpful.

Sincerely yours,


/s/ Ted Ladd

Edward H. Ladd
Chairman

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                 STANDISH SMALL CAPITALIZATION EQUITY ASSET FUND

                       Management Discussion and Analysis

Small capitalization stocks began the year on the upswing, but since April have turned in one of the weakest performance records in recent history. Not only have small capitalization stocks performed poorly compared to the stocks of larger companies, in absolute terms small caps have declined precipitously. From April 1, 1998 through September 30, 1998 the Standish Small Cap Equity Asset Fund declined 29.05% compared to a decline of 26.81% for the Russell 2000 Growth Index.

Small cap stocks have underperformed large caps for more than five years, with some notable sharp rallies as exceptions. In calendar year 1998, while earnings forecasts have come down in concert with slower expected economic growth, the stocks have experienced a more extreme correction. Investors have abandoned the new issues market, raising the bar small companies must jump to raise equity capital. Mutual fund cash inflows have slowed and in some weeks have been outflows, offsetting the benefits of a slack IPO market. While these trends may continue in the current risk-averse markets, we believe that small caps have very attractive characteristics.

Small cap companies, while not isolated from world events, are primarily domestic in their operations, can grow earnings more rapidly than large caps, and are often more flexible and entrepreneurial. It is our opinion that small caps are underowned, oversold, neglected, and subject to very low expectations. Over the intermediate term we believe the prospects for small caps are excellent.

Volatility has been above norms, and months like August make analysis of performance for the year difficult. Our stock selection made a strong contribution for most of the year, except for the very weakest periods, when the impact of absolute size was of overriding importance. Our focus on smaller companies within the small cap segment of the market has hurt performance during the past year. Our sector emphasis continues to be technology, healthcare, and business services. Our investments in technology include software, the Internet, communications, and media companies. In healthcare we are focused on biotechnology and service companies. Business services include a wide variety of industries: transaction processing, broadcasting, publishing, transportation, and education. We target the highest quality companies, defined by business position, management focus and intensity, balance sheet strength, and competitive advantage. We then look for favorable valuation to initiate an investment position. We are very price sensitive in both investing and profit taking.

The Standish Small Cap investment team is functioning smoothly. Portfolio management responsibilities for this fund are performed by me, while research efforts are led by Drew Beja and Jonathan Stone. We have considerable research expertise in the key sectors mentioned above, and our team approach ensures that every investment receives team review. This summer Sarah Griffin joined our team as our expert in performance attribution, quantitative support, and client liaison. Sarah has been at Standish in various capacities prior to joining the Small Cap team. More recently, Michael Fechter has joined Standish and will be part of the Small Cap team specializing in marketing and client communications. Michael was at Putnam Investments for seven years where he specialized in client service.

In closing, it is important to remind you of the volatility of small cap investments, particularly in the growth part of the small cap market. We attempt to offset this volatility through diversification, sector concentration limits, and particular attention to business quality, balance sheet strength, and stock valuation. Nonetheless, we are typically fully invested and therefore are broadside to market volatility in the small cap arena. We remain optimistic about the outlook for small cap stocks despite the recent challenges. We are very appreciative of your support and thank you for your interest in the Standish Small Cap Equity Asset Fund.

Sincerely,


/s/ Nicholas S. Battelle

Nicholas S. Battelle

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                 STANDISH SMALL CAPITALIZATION EQUITY ASSET FUND

             Comparison of Change in Value of $100,000 Investment in
                 Standish Small Capitalization Equity Asset Fund
                           and the Russell 2000 Index

   [The following table was originally a line graph in the printed materials.]

                        Standish Small
                     Capitalization Equity           Russell 2000
                          Asset Fund                 Growth Index
                     ---------------------           ------------
Inception 4/1/98            100000                      100000
4/30/98                     101300                      100613
5/31/98                      93700                       93303
6/30/98                      92500                       94257
7/31/98                      86850                       86387
8/31/98                      66500                       66449
9/30/98                      70950                       73186

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                       Statement of Assets and Liabilities
                               September 30, 1998
--------------------------------------------------------------------------------

Assets
   Investment in Standish Small Capitalization Equity Portfolio ("Portfolio"), at value (Note 1A)        $ 6,757,265
   Receivable from investment adviser (Note 3)                                                                14,045
   Deferred organization cost (Note 1E)                                                                        5,042
   Other assets                                                                                                  390
                                                                                                         ------------
       Total assets                                                                                        6,776,742

Liabilities
   Payable for Fund shares redeemed                                                  $    38,604
   Accrued accounting, custody and transfer agent fees                                     1,638
   Accrued expenses and other liabilities                                                 13,558
                                                                                     ------------

       Total liabilities                                                                                      53,800
                                                                                                         ------------
Net Assets                                                                                               $ 6,722,942
                                                                                                         ============
Net Assets consist of:
   Paid-in capital                                                                                       $ 9,426,700
   Accumulated net realized loss                                                                            (950,192)
   Net unrealized depreciation                                                                            (1,753,566)
                                                                                                         ------------
Total Net Assets                                                                                         $ 6,722,942
                                                                                                         ============

Shares of beneficial interest outstanding                                                                    473,926
                                                                                                         ============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                       $     14.19
                                                                                                         ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                             Statement of Operations
                          For the period April 1, 1998
                          (commencement of operations)
                              to September 30, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                             $      6,915
   Dividend income allocated from Portfolio                                                                    1,156
   Expenses allocated from Portfolio                                                                         (31,707)
                                                                                                        -------------
       Total investment income allocated from Portfolio                                                      (23,636)

Expenses
   Legal and audit services                                                              $   11,000
   Administration service fees                                                               10,951
   Registration fees                                                                          7,475
   Accounting, custody and transfer agent fees                                                6,055
   Amortization of organization cost (Note 1E)                                                  562
   Insurance expense                                                                            562
   Miscellaneous                                                                              4,000
                                                                                         -----------
       Total expenses                                                                        40,605

Deduct:
   Reimbursement of Fund operating expenses (Note 3)                                        (40,605)
                                                                                         -----------

       Net expenses                                                                                                0
                                                                                                        -------------

          Net investment loss                                                                                (23,636)
                                                                                                        -------------

Realized and Unrealized Gain (Loss)
Net realized loss allocated from Portfolio on:
       Investment security transactions                                                  (1,058,650)
       Financial futures contracts                                                          (34,099)
                                                                                         -----------

          Net realized loss                                                                               (1,092,749)

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                             (1,743,803)
       Financial futures contracts                                                           (9,763)
                                                                                         -----------

          Change in net unrealized appreciation (depreciation)                                            (1,753,566)
                                                                                                        -------------

       Net realized and unrealized loss on investments                                                    (2,846,315)
                                                                                                        -------------

      Net Decrease in Net Assets from Operations                                                        $ (2,869,951)
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      For the period April 1, 1998
                                                                      (commencement of operations)
                                                                         to September 30, 1998
                                                                     -------------------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment loss                                                        $   (23,636)
   Net realized gain (loss)                                                    (1,092,749)
   Change in net unrealized depreciation                                       (1,753,566)
                                                                              ------------
      Net decrease in Net Assets from Investment Operations                    (2,869,951)
                                                                              ------------

Fund Share (principal) Transactions (Note 6)
   Net proceeds from sale of shares                                            11,042,950
   Net asset value of shares issued to shareholders in payment
      of distributions declared                                                        --
   Cost of shares redeemed                                                     (1,450,057)
                                                                              ------------
      Increase in Net Assets from Fund share transactions                       9,592,893
                                                                              ------------

Total Increase in Net Assets                                                    6,722,942

Net Assets
   At beginning of period                                                              --
                                                                              ------------

   At end of period                                                           $ 6,722,942
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                           For the period April 1, 1998
                                                                           (commencement of operations)
                                                                             to September 30, 1998 (1)
                                                                          --------------------------------
Net Asset Value, Beginning of Period                                                  $ 20.00
                                                                                      --------
Investment Operations:
   Net investment loss *                                                                (0.05)
   Net realized and unrealized loss on investments                                      (5.76)
                                                                                      --------
Total from investment operations                                                        (5.81)
                                                                                      --------
Net Asset Value, End of Period                                                        $ 14.19
                                                                                      ========

Total Return                                                                           (29.05)%

Ratios/Supplemental Data
   Expenses (to average daily net assets) * (2)                                          0.72%+
   Net investment loss (to average daily net assets) *                                  (0.53)%+
   Net assets, end of period (000's omitted)                                          $ 6,723

---------------------
* For the period April 1, 1998 (commencement of operations) to September 30, 1998, the investment adviser reimbursed the Fund for all of its operating expenses. If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

   Net investment income per share                              $ (0.13)
   Ratios (to average daily net assets):
   Expenses (2)                                                    1.64%+
   Net investment loss                                            (1.45)%+

(1)   Calculated based on average shares outstanding.

(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for the period April 1, 1998 (commencement of operations) to September 30, 1998.

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Asset Fund (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest of the Standish Small Capitalization Equity Portfolio ( the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 4% at September 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         Shares of the Fund may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Fund shares through their Omnibus Account Administrators.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.   Securities transactions and income

         Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Fund elected to defer to its fiscal year ending September 30, 1999 losses of $931,404 recognized during the period from November 1, 1997 to September 30, 1998.

         D.  Other

         All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the respective investors in the Portfolio.

         E.  Deferred organizational expenses

         Costs associated with the Fund's organization and initial registration are being amortized, on a straight-line basis, through March, 2003.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Asset Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)      Distributions to Shareholders:

         The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood (SA&W) for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

         SA&W has voluntarily agreed to limit the aggregate operating expenses of the Fund and its pro-rata share of expenses allocated from the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.99% of the Fund's average daily net assets for the period July 1, 1998 to September 30, 1998. Prior to July 1, 1998, SA&W had voluntarily agreed to limit total Fund operating expenses and its pro rata share of expenses allocated from the Portfolio to 0.74% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for $40,605 of operating expenses for the period ended September 30, 1998. The Fund pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Administration Service Fee:

         Pursuant to a service plan, the Fund pays the service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets. The service fee is payable for the benefit of the participants in the Omnibus Accounts that are shareholders in the Fund and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in Omnibus Accounts that are beneficial owners of Fund shares .

(5)      Investment Transactions:

         Increases and decrease in the Fund's investment in the Portfolio for the period from April 1, 1998 (commencement of operations) to September 30, 1998 aggregated $11,069,510 and $1,442,294, respectively

(6)      Shares of Beneficial Interest:

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:


                                                 For the period April 1, 1998
                                                 (commencement of operations)
                                                    to September 30, 1998
                                                -----------------------------
           Shares sold                                   561,862
           Shares issued to shareholders in
           payment of distributions declared                  --
           Shares redeemed                               (87,936)
                                                =============================
           Net increase                                  473,926
                                                =============================

         At September 30, 1998, a profit sharing plan on behalf of plan participants was the sole shareholder of the Fund.

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Small Capitalization Equity Asset Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Small Capitalization Equity Asset Fund (the "Fund"), at September 30, 1998; the result of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these finanical statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 18, 1998

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

             Schedule of Investments - Year Ended September 30, 1998
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
EQUITIES -- 94.0%

Capital Goods -- 7.0%
AFC Cable Systems, Inc.*                                                               60,100        $     1,427,375
Aviation Sales Co.*                                                                    43,800              1,267,463
Ballantyne Of Omaha, Inc.*                                                            157,500              1,289,531
Eagle USA Airfreight, Inc.*                                                            93,800              1,313,200
Kellstrom Industries, Inc.*                                                            61,900                858,863
Kroll-Ogara Co.*                                                                       43,600              1,019,150
Service Experts Inc.*                                                                  59,500              1,654,844
Tristar Aerospace Co.*                                                                 54,700                526,488
Triumph Group Inc.*                                                                    47,300              1,407,175
                                                                                                     ----------------
                                                                                                          10,764,089
                                                                                                     ----------------

Consumer Stable -- 1.5%
United Natural Foods Inc.*                                                             89,400              2,279,700
                                                                                                     ----------------

Early Cyclical -- 4.5%
Atlantic Coast Airlines, Inc.*                                                        123,700              2,891,488
Excelsior-Henderson Motorcycle*                                                       298,600              2,202,175
Midwest Express Holdings*                                                              53,800              1,802,300
                                                                                                     ----------------
                                                                                                           6,895,963
                                                                                                     ----------------

Energy -- 1.0%
Cal Dive International, Inc.*                                                          83,800              1,508,400
                                                                                                     ----------------

Financial -- 1.8%
First Sierra Financial, Inc.*                                                         108,000                978,750
Indigo Aviation ADR*                                                                  141,300              1,218,713
Linc Capital Inc.*                                                                     66,600                641,025
                                                                                                     ----------------
                                                                                                           2,838,488
                                                                                                     ----------------

Growth Cyclical -- 7.7%
Hibbet Sporting Goods Inc.*                                                            65,700              1,646,606
North Face, Inc.*                                                                     195,600              2,542,800
PC Connection, Inc.*                                                                  183,300              1,878,825
ResortQuest International Inc.*                                                        32,700                288,169
Stein Mart Inc.*                                                                      142,900              1,143,200
Steiner Leisure Ltd.*                                                                 106,475              1,663,672
Tweeter Home Entertainment*                                                           120,400              1,640,450
Wet Seal, Inc., Class A*                                                               56,200                972,963
                                                                                                     ----------------
                                                                                                          11,776,685
                                                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

             Schedule of Investments - Year Ended September 30, 1998
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Health Care -- 17.1%
Chirex, Inc.*                                                                         105,000        $     1,253,438
CN Bioscience Inc.*                                                                    81,700              2,001,650
Coulter Pharmaceutical Inc.*                                                           73,700              1,833,288
Cytyc Corp.*                                                                          173,600              1,757,700
Geron Corp.*                                                                          147,300                902,213
Guilford Pharmaceuticals Inc.*                                                         99,400              1,391,600
Impath Inc.*                                                                          101,900              3,031,525
Inhale Therapeutic Systems*                                                            85,800              2,402,400
Leukosite, Inc.*                                                                      146,400              1,098,000
Ligand Pharmaceuticals, Class B*                                                      153,300              1,398,863
Neurogen Corp.*                                                                       107,900              1,780,350
Novoste Corp.*                                                                        135,100              1,739,413
Pharmaceutical Product Development*                                                    29,000                812,000
Quadramed Corp.*                                                                       78,700              1,583,838
Res-Care Inc.*                                                                        116,300              2,180,625
Vical Inc.*                                                                           103,900              1,142,900
                                                                                                     ----------------
                                                                                                          26,309,803
                                                                                                     ----------------

Services -- 33.6%
Abacus Direct Corp.*                                                                   54,400              2,774,392
Barnett, Inc.*                                                                         27,000                229,500
Billing Info Concepts Corp.*                                                          173,000              2,422,000
CCC Information Services Group*                                                        64,200                802,500
Charles River Associates, Inc.*                                                        40,600                964,250
CKS Group, Inc.*                                                                       99,600              1,761,675
Computer Task Group, Inc.                                                              46,000              1,348,375
CulturalAccessWorldWide, Inc.*                                                        146,500                668,406
Data Processing Resources Corp.*                                                       70,300              2,056,275
Emmis Broadcasting Corp., Class A*                                                     63,700              2,404,675
F.Y.I. Inc.*                                                                          114,100              2,795,450
Gray Communications Systems, Class B                                                   87,700              2,181,538
Hagler Bailly*                                                                         74,200              1,446,900
Inspire Insurance Solutions*                                                           63,550              1,501,369
Intelligroup, Inc.*                                                                   132,000              2,244,000
Intl Telecomm Data Systems*                                                            65,550              1,900,950
Metro Networks Inc.*                                                                   55,000              2,014,375
Metzler Group, Inc.*                                                                   91,450              3,132,163
NCO Group Inc.*                                                                        81,400              2,263,938
On Assignment Inc.*                                                                    75,900              2,808,300
Personnel Group of America, Inc.*                                                     107,100              1,318,669
Rental Service Corp.*                                                                  86,200              1,551,600

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

             Schedule of Investments - Year Ended September 30, 1998
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Services (continued)
Scandinavian Broadcast Systems Corp.*                                                 264,400        $     5,618,500
SPR Inc.*                                                                             113,400              2,608,200
Ultimate Software Group Inc.*                                                           9,700                 92,150
Wilmar Industries Inc.*                                                               129,500              2,751,875
                                                                                                     ----------------
                                                                                                          51,662,025
                                                                                                     ----------------

Technology -- 19.8%
Applied Micro Circuits Corp.*                                                          64,300                956,463
Aspen Technologies, Inc.*                                                              51,300              1,372,275
ATMI Inc.*                                                                            138,600              1,923,075
Best Software, Inc.*                                                                   93,700              2,248,800
C-Net Inc.*                                                                            20,800                951,600
Datastream Systems, Inc.*                                                             125,700              2,191,894
Davox Corp.*                                                                          181,200              1,698,750
Deltek Systems, Inc.*                                                                 113,200              2,087,125
DSP Group Inc.*                                                                        84,000              1,239,000
Infinium Software, Inc.*                                                              170,500              1,598,438
JDA Software Group Inc.*                                                              123,600              1,707,225
Landmark Systems Corp.*                                                                89,400                726,375
Lecroy Corp.*                                                                          88,600              1,196,100
Micrel, Inc.*                                                                          25,400                673,100
Parlex Corp.*                                                                          96,300                884,756
Pegasystems, Inc.*                                                                     71,800              1,103,925
Pervasive Software, Inc.*                                                             208,600              2,268,525
Photronics Inc.*                                                                       85,000              1,083,750
SBS Technologies Inc.*                                                                 51,900              1,297,500
Semtech Corp.*                                                                         77,200              1,437,850
Unitrode Corp.*                                                                       169,400              1,799,875
                                                                                                     ----------------
                                                                                                          30,446,401
                                                                                                     ----------------

TOTAL EQUITIES (COST $162,034,782)                                                                       144,481,554
                                                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

             Schedule of Investments - Year Ended September 30, 1998
--------------------------------------------------------------------------------

                                                                                            Par           Value
Security                                                  Rate            Maturity         Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%

U.S. Government Agency -- 0.4%
FHLMC Discount+                                           0.000%          12/08/1998       200,000   $       197,866
FHLB Discount+                                            0.000%          12/11/1998       200,000           197,870
FHLB Discount+                                            0.000%          12/16/1998       150,000           148,335
FNMA Discount Note+                                       0.000%          12/04/1998       100,000            99,063

                                                                                                     ----------------
Total U.S. Government Agency (Cost $643,303)                                                                 643,134
                                                                                                     ----------------

Repurchase Agreements -- 5.5%
Salomon Smith Barney Inc. Repurchase Agreement, dated 9/30/98, due 10/1/98, with a maturity value of $761,234 and an effective yield of 4.75%, collateralized by a
U.S. Treasury obligation with a rate of 5.75%, a maturity date of 12/31/98 and a
market value of $776,356.                                                                                    761,133

Prudential-Bache Repurchase Agreement, dated 9/30/98, due 10/1/98, with a maturity value of $7,706,048 and an effective yield of 4.75%, collateralized by
U.S. Government Agency obligations with rates ranging from 5.5% to 8.5% with maturity dates ranging from 12/01/10 to 2/01/31 and an aggregate market value of
$7,859,379.                                                                                                7,705,031

                                                                                                     ----------------
Total Repurchase Agreements (Cost $8,466,164)                                                              8,466,164
                                                                                                     ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,109,467)                                                             9,109,298
                                                                                                     ----------------

TOTAL INVESTMENTS -- 99.9% (COST $171,144,249)                                                       $   153,590,852

Other Assets, Less Liabilities -- 0.1%                                                                       205,962
                                                                                                     ================

NET ASSETS -- 100%                                                                                   $   153,796,814
                                                                                                     ================

Notes to the Schedule of Investments:

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

*     Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statement of Assets and Liabilities
                               September 30, 1998
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $171,144,249)                                     $ 153,590,852
   Cash                                                                                                      281,709
   Receivable for investments sold                                                                         1,646,205
   Interest and dividends receivable                                                                           1,154
   Deferred organization costs (Note 1E)                                                                      38,660
   Prepaid expenses                                                                                            8,686
                                                                                                       --------------
       Total assets                                                                                      155,567,266

Liabilities
   Payable for investments purchased                                                 $ 1,259,785
   Payable to Investment Advisor (Note 2)                                                282,559
   Payable for daily variation margin on open financial futures contracts (Note 5)       175,275
   Accrued accounting and custody fees                                                    19,419
   Accrued trustees' fees and expenses (Note 2)                                            2,852
   Accrued expenses and other liabilities                                                 30,562
                                                                                     ------------
       Total liabilities                                                                                   1,770,452
                                                                                                       --------------

Net Assets (applicable to investors' beneficial interests)                                             $ 153,796,814
                                                                                                       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                             Statement of Operations
                          Year Ended September 30, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                   $     293,321
   Dividend income                                                                                         100,114
                                                                                                     ---------------
       Total income                                                                                        393,435

Expenses
   Investment advisory fee (Note 2)                                            $  1,363,260
   Accounting and custody fees                                                      195,692
   Legal and audit services                                                          38,736
   Licensing fees                                                                    21,058
   Trustees fees and expenses (Note 2)                                               20,826
   Amortization of organization expense (Note 1E)                                    14,936
   Insurance expense                                                                  8,337
   Miscellaneous                                                                     14,208
                                                                               -------------

       Total expenses                                                                                    1,677,053
                                                                                                     ---------------

          Net investment income                                                                         (1,283,618)
                                                                                                     ---------------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
       Investment security transactions                                          24,396,251
       Financial futures contracts                                                 (320,775)
                                                                               -------------
          Net realized gain                                                                             24,075,476

   Change in unrealized appreciation (depreciation)
       Investment securities                                                    (85,951,770)
       Financial futures contracts                                                 (231,590)
                                                                               -------------
          Change in net unrealized appreciation (depreciation)                                         (86,183,360)
                                                                                                     ---------------

       Net realized and unrealized loss                                                                (62,107,884)
                                                                                                     ---------------

Net Decrease in Net Assets from Operations                                                           $ (63,391,502)
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                For the Period
                                                                                                  May 3, 1996
                                                                         Nine Months           (commencement of
                                                    Year Ended              Ended               operations) to
                                                September 30, 1998    September 30, 1997       December 31, 1996
                                               --------------------  ---------------------   ----------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment loss                             $  (1,283,618)         $    (953,105)         $   (654,065)
   Net realized gain                                  24,075,476             24,823,815            21,512,706
   Change in net unrealized appreciation
      (depreciation)                                 (86,183,360)            36,079,039           (23,038,475)
                                                   --------------         --------------         -------------
      Net increase (decrease) in Net Assets
      from Investment Operations                     (63,391,502)            59,949,749            (2,179,834)
                                                   --------------         --------------         -------------

Capital Transactions
   Assets contributed by Standish Small
      Capitalization Equity Fund at
      commencement (including unrealized
      appreciation of $55,359,029)                            --                     --           233,108,124
   Contributions                                      39,862,755             23,224,550            39,060,115
   Withdrawals                                       (96,838,761)           (55,662,397)          (23,335,985)
                                                   --------------         --------------         -------------
      Increase (decrease) in Net Assets
      resulting from capital transactions            (56,976,006)           (32,437,847)          248,832,254
                                                   --------------         --------------         -------------

Total Increase (Decrease) in Net Assets             (120,367,508)            27,511,902           246,652,420

Net Assets:
   At beginning of year                              274,164,322            246,652,420                    --
                                                   --------------         --------------         -------------

   At end of year                                  $ 153,796,814          $ 274,164,322          $246,652,420
                                                   ==============         ==============         =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                                Supplemental Data
--------------------------------------------------------------------------------

                                                                                                     For the period
                                                                                                       May 3, 1996
                                                                                                    (commencement of
                                                           Year Ended        Nine Months Ended       operations) to
                                                       September 30, 1998   September 30, 1997      December 31, 1996
                                                      --------------------- --------------------   --------------------
Ratios:
   Expenses (to average daily net assets)                     0.74%                 0.71%+               0.73%+
   Net investment loss (to average daily net assets)*        (0.57)%               (0.54)%+             (0.43)%+
Portfolio Turnover                                             107%                   70%                  76%
Net assets, end of year (000's omitted)                   $153,797             $ 274,164             $246,652

------------------------------------

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Repurchase agreements

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D.  Income taxes

         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         E.  Deferred organizational expenses

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April, 2001.

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Year Ended
                                                               September 30, 1998
                                                      -------------------------------------
                                                          Purchases             Sales
                                                      -----------------  ------------------
           U.S. Government Securities................ $       1,601,959  $               --
                                                      =================  ==================
           Investments (non-U.S. Government
           Securities)............................... $     232,543,213  $      298,435,425
                                                      =================  ==================

(4)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

           Aggregate Cost....................................... $ 171,743,942
                                                                 ==============
           Gross unrealized appreciation........................ $  13,646,848
           Gross unrealized depreciation........................ $ (31,799,938)
                                                                 --------------
           Net unrealized appreciation (depreciation)........... $ (18,153,090)
                                                                 ==============

(5)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

         The Portfolio trades the following financial instruments with off-balance sheet risk:

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options again to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the schedule of investments. This amount reflects each contracts' exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
         (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the year ended September 30, 1998.

         Futures contracts

         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. The Portfolio had the following open financial futures contracts at September 30, 1998.

                                                                              Underlying
                                                                            Face Amount at       Unrealized
                     Contract               Position      Expiration Date        value          Depreciation
           ------------------------------------------------------------------------------------------------------
           Mid Cap 400 (57 contracts)         Long            12/18/98        $ 8,869,200        $(230,370)
                                                                                                 =========

         At September 30, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                          Independent Auditor's Report

         To the Trustees of Standish, Ayer & Wood Master Portfolio and the Investors of Standish Small Capitalization Equity Portfolio:

         In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Standish Small Capitalization Equity Portfolio at September 30, 1998, the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and supplementary data (herein referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


         PricewaterhouseCoopers LLP
         Boston, Massachusetts
         November 18, 1998

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